Mar. 28, 2025
Invesco SteelPath MLP Income Fund | Invesco SteelPath MLP Income Fund
Investment Objective(s)
The Fund’s investment objective is to seek total return.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.
The table and Examples below do not reflect any transaction fees that may be charged by financial intermediaries or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class Y or Class R6 shares. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information – Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares – Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).

Shareholder Fees (fees paid directly from your investment)
Class:	A	C	R	Y	R5	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None[1]	1.00%	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	A	C	R	Y	R5	R6
Management Fees[2]	0.94%	0.94%	0.94%	0.94%	0.94%	0.94%

Distribution and/or Service (12b-1) Fees	0.25	1.00	0.50	None	None	None

Deferred Income Tax Expense[3]	7.62	7.62	7.62	7.62	7.62	7.62

Other Expenses[4]	0.19	0.19	0.19	0.19	0.10	0.10

Interest Expense	0.02	0.02	0.02	0.02	0.02	0.02

Total Other Expenses	7.83	7.83	7.83	7.83	7.74	7.74

Total Annual Fund Operating Expenses	9.02	9.77	9.27	8.77	8.68	8.68

1
A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”
2
“Management Fees” payable by the Fund shall be reduced by any amount paid by such Fund under the Administrative Services Agreement between such Fund and Invesco Advisers, Inc.
3
“Deferred Income Tax Expense” represents an estimate (based on the Fund’s most recent fiscal year end) of the Fund's potential tax expense if it were to recognize the unrealized gains in the portfolio. The Fund accrues deferred tax liability for its future tax liability associated with the capital appreciation of its investments and the distributions received by the Fund considered to be a return of capital and for any net operating gains. The Fund's accrued deferred income tax liability if any, is reflected each day in the Fund's net asset value per share. An estimate of deferred income tax expense depends upon the Fund's investment income/(loss) and realized and unrealized gains/(losses) on investments and such expenses may vary greatly from day to day, month to month and year to year depending on the nature of the Fund's investments, the performance of those investments and general market conditions. Therefore, an estimate of deferred income tax expense cannot be reliably predicted from year to year and the estimate disclosed in the fee table above will not be representative of the actual deferred tax expense of the Fund on any given day.
4
“Other Expenses” have been restated to reflect current fees.

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class Y and Class
R6 shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$1,385	$2,956	$4,404	$7,543

Class C	$1,054	$2,727	$4,335	$7,642

Class R	$907	$2,607	$4,165	$7,513

Class Y	$860	$2,485	$3,990	$7,282

Class R5	$852	$2,463	$3,958	$7,239

Class R6	$852	$2,463	$3,958	$7,239

You would pay the following expenses if you did not redeem your shares:

You would pay the following expenses if you did not redeem your shares:
	1 Year	3 Years	5 Years	10 Years
Class A	$1,385	$2,956	$4,404	$7,543

Class C	$954	$2,727	$4,335	$7,642

Class R	$907	$2,607	$4,165	$7,513

Class Y	$860	$2,485	$3,990	$7,282

Class R5	$852	$2,463	$3,958	$7,239

Class R6	$852	$2,463	$3,958	$7,239

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 11% of the average value of its portfolio.

Principal Investment Strategies of the Fund
Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in income-producing master limited partnership (MLP) investments of issuers that are engaged in the transportation, storage, processing, refining, marketing, exploration, production, and mining of minerals and natural resources and in derivatives and other instruments that have economic characteristics similar to such securities. The Fund seeks to achieve its investment objective by normally investing substantially all of its net assets in the equity securities of MLP investments. The Fund’s MLP investments may include the following: MLPs structured as limited partnerships (LPs) or limited liability companies (LLCs); MLPs that are taxed as “C” corporations; businesses that operate and have the economic characteristics of MLPs but are organized and taxed as “C” corporations; and securities issued by MLP affiliates.
The Fund invests in MLP investments that primarily derive their revenue from businesses engaged in the gathering, processing, transporting, terminalling, storing, distributing, or marketing of natural gas, natural gas liquids, crude oil, refined products (including non-hydrocarbon based products) or other hydrocarbons (Midstream MLP investments). While the Fund primarily invests in Midstream MLP investments, it also may invest in MLP investments that primarily derive their revenue from businesses engaging in or supporting the acquisition, exploration and development, or extraction of crude oil, condensate, natural gas, natural gas liquids, or other hydrocarbons (Upstream MLP investments) and businesses engaging in the processing, treating, or refining of crude oil, natural gas liquids or other hydrocarbons (Downstream MLP investments). The Fund may invest in MLP investments of all market capitalization ranges. The Fund is non-diversified, which means that it may invest in a limited number of issuers. Under normal circumstances, the Fund typically targets higher-yielding MLP investments. The Fund concentrates its investments in the instruments of the group of industries that comprise the energy sector.
The Adviser relies on its disciplined investment process in determining investment selection and weightings. To determine whether an investment should be selected for the Fund’s portfolio, the Adviser performs a detailed fundamental analysis of the underlying businesses owned and operated by potential MLP and energy infrastructure portfolio companies. The Adviser seeks to invest in MLP and energy infrastructure companies that it believes have, among other characteristics, sound business fundamentals, a strong record of cash flow growth, distribution continuity, a solid business strategy, and a respected management team, as well as MLP and energy infrastructure companies that are not overly exposed to changes in commodity prices. The Adviser will sell investments if it determines that any of the above-mentioned characteristics have changed materially from its initial analysis, or if it determines that an investment is no longer earning a return commensurate with its risk.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The Fund has adopted the performance of the Oppenheimer SteelPath MLP Income Fund (the predecessor fund) as the result of a reorganization of the predecessor fund into the Fund, which was consummated after the close of business on May 24, 2019 (the “Reorganization”). Prior to the Reorganization, the Fund had not yet commenced operations. The bar chart shows changes in the performance of the predecessor fund and the Fund from year to year as of December 31. The performance table compares the predecessor fund’s and the Fund’s performance to that of a broad measure of market performance and an additional index with characteristics relevant to the Fund. The Fund’s (and the predecessor fund’s) past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
The returns shown for periods ending on or prior to May 24, 2019 are those of the Class A, Class C, Class Y and Class I shares of the predecessor fund. Class A, Class C, Class Y and Class I shares of the predecessor fund were reorganized into Class A, Class C, Class Y and Class R6 shares, respectively, of the Fund after the close of business on May 24, 2019. Class A, Class C, Class Y and Class R6 shares’ returns of the Fund will be different from the returns of the predecessor fund as they have different expenses. Performance for Class A shares has been restated to reflect the Fund’s applicable sales charge. Fund performance reflects any applicable fee waivers and expense reimbursements. Performance returns would be lower without applicable fee waivers and expense reimbursements.
All Fund performance shown assumes the reinvestment of dividends and capital gains and the effect of the Fund’s expenses.
Updated performance information is available on the Fund’s website at www.invesco.com/us.

The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.
Annual Total Returns

Class A	Period Ended	Returns
Best Quarter	June 30, 2020	61.32%
Worst Quarter	March 31, 2020	-61.48%

Average Annual Total Returns (for the periods ended December 31, 2024)
	Inception Date	1 Year	5 Years	10 Years
Class A
Return Before Taxes	3/31/2010	17.83%	14.87%	4.59%
Return After Taxes on Distributions		15.78	10.94	2.22
Return After Taxes on Distributions and Sale of Fund Shares		11.79	9.67	2.26

Class C	6/10/2011	22.81	15.36	4.58

Class R	5/24/2019	24.53	15.92	4.92 [1]

Class Y	3/31/2010	25.22	16.49	5.44

Class R5	5/24/2019	24.70	16.52	5.33 [1]

Class R6	6/28/2013	25.41	16.61	5.52

Alerian MLP Index (reflects no deduction for fees, expenses or taxes)		24.41	15.56	3.67

S&P 500® Index (reflects no deduction for fees, expenses or taxes)		25.02	14.53	13.10

1
Performance shown prior to the inception date is that of the predecessor fund's Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Although invested in the same portfolio of securities, Class R and Class R5 shares' returns of the Fund will be different from Class A shares' returns of the predecessor fund as they have different expenses.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans, 529 college savings plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.